RELATED PARTY TRANSACTIONS - Summary of Transactions Between Related Parties (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Wages and salaries	$ 91,231,000	$ 36,422,000	$ 15,963,000
Social contributions	18,628,209	8,960,364	3,854,266
K Cybernation S.à r.l.
Disclosure of transactions between related parties [line items]
Transactions for the year	0	0	(3,691,000)
Balance outstanding	0	0
K Robolife S.à r.l.
Disclosure of transactions between related parties [line items]
Transactions for the year	0	0	(73,491,000)
Balance outstanding	0	0
Remy Robotics LLC
Disclosure of transactions between related parties [line items]
Transactions for the year	0	36,000	40,000
Balance outstanding	0	0
Hyundai Kia
Disclosure of transactions between related parties [line items]
Transactions for the year	555,000	80,000	0
Balance outstanding	283,000	0
Hyundai Mobis
Disclosure of transactions between related parties [line items]
Transactions for the year	(898,000)	0	0
Balance outstanding	0	0
Charge Cars Ltd
Disclosure of transactions between related parties [line items]
Transactions for the year	(958,000)	0	0
Balance outstanding	0	0
Kinetik S.à r.l.
Disclosure of transactions between related parties [line items]
Transactions for the year	0	(27,481,000)	(168,935,000)
Balance outstanding	0	0
Key Management personnel
Disclosure of transactions between related parties [line items]
Wages and salaries	2,666,000	3,369,000	3,250,000
Social contributions	1,980,000	383,000	628,000
Other benefits	0	55,000	1,000
Bonus and other earnings	16,287,000	0	38,000
RSP loans	0	15,714,000	0
SOP expense	$ 474,000	$ 3,603,000	$ 0